Financial Instruments with Off-Balance-Sheet Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 663,062	$ 674,270
Unused Commitments to Extend Credit
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	582,897	605,114
Standby Letters of Credit
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	80,165	$ 69,156
Guarantor obligations, maximum exposure	$ 80,200